Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

On April 29, 2024, the Company was named as defendant in a lawsuit in the Supreme Court for the State of New York by Empery Asset Master, Ltd., Empery Tax Efficient, LP, and Empery Tax Efficient III, LP (collectively, the “Plaintiffs”), relating to certain purported notices of exercise and the number of warrant shares issuable under certain exchange warrants (the “Exchange Warrants”) issued to the Plaintiffs in September 2023. On October 29, 2024, the Company entered into a Settlement Agreement and Release (the “Settlement Agreement”) and certain Side Letter Agreements (the “Side Letter Agreements”) with the Plaintiffs, which resolved and settled the above referenced lawsuit between the Company and Plaintiffs. (Please refer to Note (20) for further information.)

From October 30, 2024 to January 7, 2025, 3,000,000 exchange warrants from the September 2023 Offering were further exercised via cashless option by the investors for 3,000,000 ordinary shares of the Company.

On December 30, 2024, the Company received notification from the Nasdaq Stock Market LLC (“Nasdaq”) notifying the Company that the minimum closing bid price per share for its ordinary shares, par value US$0.04 per share (“Ordinary Shares”) was below $1.00 for a period of 30 consecutive business days and that the Company did not meet the minimum bid price requirement set forth in Nasdaq Listing Rule 5550(a)(2). The Company has a compliance period of one hundred eighty (180) calendar days, or until June 30, 2025 (the “Compliance Period”), to regain compliance with Nasdaq’s minimum bid price requirement. In the event the Company does not regain compliance by June 30, 2025, the Company may be eligible for an additional 180 calendar day grace period. If the Company does not qualify for the second compliance period or fails to regain compliance during the second 180-day period, then Nasdaq will notify the Company of its determination to delist the Company.

The Company performed an evaluation of subsequent events through January 17, 2025, which was the date of the issuance of the CFS, and determined there were no other events that would have required adjustment or disclosure in the CFS.